income taxes - Rate reconciliations (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of effective tax rate
Income taxes computed at applicable statutory rates	$ 147	$ 147	$ 308	$ 299
Revaluation of deferred income tax liability to reflect future income tax rates	(121)		(121)
Adjustments recognized in the current period for income taxes of prior periods	(2)		(2)
Other	7	(2)	3	(3)
Income taxes	$ 31	$ 145	$ 188	$ 296
Reconciliation of effective tax rate (as a percent)
Applicable statutory rate (as a percent)	26.70%	27.20%	26.90%	27.10%
Tax rate effect for revaluation of deferred income tax liability to reflect future income tax rates (as a percent)	(22.00%)		(10.60%)
Tax rate effect for adjustments recognized in the current period for income taxes of prior periods (as a percent)	(0.30%)		(0.20%)
Tax rate effect for other (as a percent)	1.20%	(0.50%)	0.30%	(0.40%)
Tax rate for Income tax expense per Consolidated statements of income and other comprehensive income (as a percent)	5.60%	26.70%	16.40%	26.70%